14. OFF-BALANCE SHEET RISK (Tables)	12 Months Ended
Dec. 31, 2016
Off-balance Sheet Risk Tables
Summary of the contract amounts exposed to off-balance sheet credit risk
(in thousands)	2016	2015
Financial instruments whose contract amounts
represent credit risk:
Undisbursed lines of credit	$216,769	$163,572
Standby letters of credit	3,904	3,188
Total	$220,673	$166,760